INTANGIBLE ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Patents	$ 42,768,000
Transaction and other costs	193,382	$ 193,382
Transaction and other costs, net	$ 42,961,382